MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (37.3)	$ (30.1)
Additional tier 1 (AT1) capital instruments	5.5	4.9
Total including AT1 capital instruments	(31.7)	(25.2)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(10.5)	(3.7)
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1.4)	(0.6)
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.3)	0.1
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(24.6)	(26.0)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.5)	0.2
Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(6,693.4)	(5,680.2)
Additional tier 1 (AT1) capital instruments	1,000.4	904.6
Total including AT1 capital instruments	(5,693.0)	(4,775.5)
Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,509.7)	(548.9)
Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(263.7)	(119.3)
Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(65.5)	16.2
Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(4,758.9)	(5,027.2)
Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(95.6)	(0.9)
Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	7,185.8	5,875.7
Additional tier 1 (AT1) capital instruments	(1,173.0)	(1,044.5)
Total including AT1 capital instruments	6,012.8	4,831.3
Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	1,643.9	561.8
Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	295.9	124.3
Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	76.2	(29.2)
Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,068.6	5,216.0
Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	101.1	2.8
Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,037.3)	(1,401.1)
Additional tier 1 (AT1) capital instruments	168.0	93.4
Total including AT1 capital instruments	(1,869.3)	(1,307.6)
Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(749.1)	(305.3)
Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(10.4)	(13.1)
Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(12.7)	(11.9)
Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,255.4)	(1,037.0)
Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(9.7)	(33.8)
Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	581.0	105.2
Additional tier 1 (AT1) capital instruments	61.0	109.6
Total including AT1 capital instruments	642.1	214.8
Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	464.0	189.6
Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(33.3)	(5.0)
Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.2)	14.0
Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	161.0	(124.2)
Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(10.5)	30.8
Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,151.1)	(2,194.7)
Additional tier 1 (AT1) capital instruments	484.4	486.3
Total including AT1 capital instruments	(1,666.7)	(1,708.4)
Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(149.4)	(27.3)
Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(112.2)	(39.4)
Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(22.8)	19.4
Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,820.7)	(2,171.3)
Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(46.1)	23.9
Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,246.5	2,331.9
Additional tier 1 (AT1) capital instruments	(504.4)	(507.8)
Total including AT1 capital instruments	1,742.2	1,824.1
Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	132.6	26.5
Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	112.2	41.8
Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	23.3	(21.8)
Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	1,931.8	2,312.1
Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ 46.6	(26.8)
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(30.1)
Additional tier 1 (AT1) capital instruments		4.9
Total including AT1 capital instruments		(25.2)
UBS AG | +1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(3.7)
UBS AG | +1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(0.6)
UBS AG | +1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		0.1
UBS AG | +1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(26.0)
UBS AG | +1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		0.2
UBS AG | Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(5,680.2)
UBS AG | Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(548.9)
UBS AG | Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(119.3)
UBS AG | Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		16.2
UBS AG | Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(5,027.2)
UBS AG | Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(0.9)
UBS AG | Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		5,875.7
UBS AG | Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		561.8
UBS AG | Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		124.3
UBS AG | Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(29.2)
UBS AG | Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		5,216.0
UBS AG | Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		2.8
UBS AG | Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(1,401.1)
Additional tier 1 (AT1) capital instruments		93.4
Total including AT1 capital instruments		(1,307.6)
UBS AG | Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(305.3)
UBS AG | Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(13.1)
UBS AG | Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(11.9)
UBS AG | Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(1,037.0)
UBS AG | Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(33.8)
UBS AG | Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		105.2
UBS AG | Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		189.6
UBS AG | Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(5.0)
UBS AG | Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		14.0
UBS AG | Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(124.2)
UBS AG | Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		30.8
UBS AG | Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(2,194.7)
Additional tier 1 (AT1) capital instruments		486.3
Total including AT1 capital instruments		(1,708.4)
UBS AG | Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(27.3)
UBS AG | Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(39.4)
UBS AG | Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		19.4
UBS AG | Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(2,171.3)
UBS AG | Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		23.9
UBS AG | Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		2,331.9
Additional tier 1 (AT1) capital instruments		(507.8)
Total including AT1 capital instruments		1,824.1
UBS AG | Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		26.5
UBS AG | Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		41.8
UBS AG | Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		(21.8)
UBS AG | Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		2,312.1
UBS AG | Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement		$ (26.8)